Earnings/(Losses) Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Diluted earnings/(losses) per share
Weighted average number of outstanding ordinary shares in issue	846,928,863	849,283,553
Effect of share options and LTIP awards	20,061,747
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	866,990,610	849,283,553
Net income/(loss) attributable to the Company (US$'000)	$ 168,551	$ (162,861)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	$ 0.19	$ (0.19)